Tolins & Lowenfels
                           A Professional Corporation
                                747 Third Avenue
                               New York, NY 10017

Telephone number
(212) 421-1965
                                                        e-mail address
                                                        firm@tolinslowenfels.com
                                                        ------------------------
Telecopier Number
(212) 888-7706

                                                              December 23, 2004
Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

                                         Re: Chefs International, Inc. ("Chefs")
                                         '34 Act File No. 0-8513

Ladies and Gentlemen:

         On behalf of Chefs which intends to hold a special stockholder meeting in February, 2005 to consider a "going private" transaction proposal, enclosed are the following two filings:

RULE 13E-3
----------

          o  Rule 13e-3 Transaction Statement on Schedule 13E-3

          o Preliminary letter to stockholders, Notice and Proxy Statement

          o  Appendix A - Agreement and Plan of Merger

          o Appendix B - Opinion of Houlihan Lokey

          o Appendix C - Section 262 of Delaware General Corporation Law regarding Appraisal Rights

          o  Exhibit - Item 16 (d) Contribution Agreement

PRELIMINARY PROXY MATERIAL
--------------------------

          o  Schedule 14A Information Cover Sheet

          o  Form of Proxy Card

          o  Letter to stockholders, Notice and Proxy Statement

          o  Appendix A - Agreement and Plan of Merger

          o  Appendix B - Opinion of Houlihan Lokey

          o Appendix C - Section 262 of Delaware General Corporation Law regarding Appraisal Rights

Securities and Exchange Commission                   December 23, 2004
Page 2


FILING FEE
----------

         The filing fee of $484.93 was wired to the SEC's account at Mellon Bank on Wednesday, December 22, 2004 (Fed Wire No. 041222038758).

         Please contact the undersigned if you have any questions regarding this filing.


                                                  Very truly yours,

                                                  Tolins & Lowenfels
                                                  A Professional Corporation




                                                 By s/ ROGER A. TOLINS
                                                    ------------------
                                                    Roger A. Tolins
                                                    A member of the firm